RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Right of Use Asset (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	$ 867
Amortization	(54)
Balance at March 31, 2021	813
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	975
Amortization
Balance at March 31, 2021	975
Accumulated Amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	(108)
Amortization	(54)
Balance at March 31, 2021	$ (162)